OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Other tax payable	$ 771,293	$ 510,147
Payable to an equipment provider for initial investment in direct financing lease	0	407,679
Accrued payroll	45,356	42,898
Other payables	76,920	3,385
Other Liabilities	$ 893,569	$ 964,109